Stockholders' Equity - Narrative (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 The Company	Sep. 30, 2013 The Company	Sep. 30, 2014 The Bank	Sep. 30, 2013 The Bank	Jan. 01, 2015 Scenario, Forecast The Company	Jan. 01, 2015 Scenario, Forecast The Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier one capital required for capital adequacy to tangible assets							4.50%	4.50%
Tier one leverage capital required for capital adequacy to average assets			4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Tier one risk based capital required for capital adequacy to risk weighted assets			4.00%	4.00%	4.00%	4.00%	6.00%	6.00%
Capital required for capital adequacy to risk weighted assets			8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Tier one capital required for capital adequacy to risk weighted assets, conservation buffer							2.50%	2.50%
Tier one leverage capital required to be well capitalized to average assets					5.00%	5.00%		5.00%
Tier one capital required to be well capitalized to risk weighted assets								6.50%
Tier one risk based capital required to be well capitalized to risk weighted assets					6.00%	6.00%		8.00%
Capital required to be well capitalized to risk weighted assets					10.00%	10.00%		10.00%
Stock repurchased	4,830,400	6,315,196
Weighted average cost of repurchased stock	$ 21.59	$ 17.46
Additional shares authorized to be repurchased	5,035,834
Warrants issued (in shares)	1,707,456
Warrant exercise price (in dollars per share)	17.57
Warrants outstanding	1,700,856,000